ORGANIZATION AND PRINCIPAL ACTIVITIES (Shareholders) (Details) - shares	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2015
Related Party Transaction [Line Items]
Percentage of ordinary shares outstanding which trading on NASDAQ		30.20%
Ordinary shares outstanding which trading on NASDAQ		5,988,290
Ownership percentage by unaffiliated investors		3.80%
Initial public offering [Member]
Related Party Transaction [Line Items]
Issuance of new shares	5,000,000
Dr. Tang [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		60.00%
Dr. Tang [Member] | Effectual Strength Enterprises [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		100.00%
Wei Hua [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		3.00%
Wei Hua [Member] | Fascinating Acme Development [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		100.00%
Spouse of Shanghai Ossen New Material CEO [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		3.00%
Spouse of Shanghai Ossen New Material CEO [Member] | Gross Inspiration Development [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		100.00%